As filed with the Securities and Exchange Commission on March 6, 2008
                                    Investment Company Act File Number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   June 30

Date of reporting period:  December 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 through December 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-------------------------------------------------------------------------------------------------------------------------
                                     Beginning Account  Ending Account Value  Expenses Paid During the    Annualized
                                      Value 07/01/07          12/31/07               Period             Expense Ratio (a)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00            $1,016.30               $2.03                0.40%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00            $1,023.13               $2.03                0.40%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (July 1, 2007 through December
     31, 2007), multiplied by 184/366 (to reflect the most recent fiscal half-year).


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
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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================


                                                                                                                    Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)    Moody's  & Poor's
---------                                                                         ----    ----------  --------    ------- ---------
Put Bond (c) (1.99%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 Plaquemines, LA Port, Harbor, & Terminal District Port Facility RB
           (Chevron Pipeline Company Project) - Series 1984                     09/01/08    3.85%  $ 3,000,000      P-1      A-1+
----------                                                                                         -----------
 3,000,000 Total Put Bond                                                                            3,000,000
----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (18.73%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,200,000 City of Detroit, MI TAN - Series 2007
           LOC Scotiabank                                                       03/01/08    3.71%  $ 2,202,779               SP-1+
 4,000,000 City of Houston, TX TRAN - Series 2007                               06/30/08    3.71     4,015,097     MIG-1     SP-1+
 5,000,000 Colorado State General Fund RB                                       06/27/08    3.70     5,012,844     MIG-1     SP-1+
 4,500,000 Cook County, IL Community Consolidated School District # 21 TAN      04/01/08    3.75     4,510,856     MIG-1
 2,000,000 Evendale Village, Hamilton County, OH Tax Increment RB
           LOC Fifth Third Bank                                                 05/15/08    3.80     2,000,000      P-1      A-1+
 4,000,000 Racine, WI Unified School District TRAN                              07/25/08    3.70     4,011,920     MIG-1
 1,200,000 State of Idaho, TAN - Series 2007                                    06/30/08    3.73     1,204,404     MIG-1     SP-1+
 1,250,000 State of Maine, GO BAN                                               06/10/08    3.70     1,252,932     MIG-1
 4,000,000 State of New Mexico, TRAN - Series 2007                              06/30/08    3.72     4,014,858     MIG-1     SP-1+
----------                                                                                         -----------
28,150,000 Total Tax Exempt General Obligation Notes & Bonds                                        28,225,690
----------                                                                                         -----------
Variable Rate Demand Instruments (d) (75.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000 ABN AMRO Munitops Certificate Trust, - Series 2006-17
           (Texas Tarrant Regional Water District - Series 2006)
           Insured by FGIC                                                      03/01/14    3.49%  $ 4,000,000    VMIG-1
 1,145,000 Alachu County, FL IDRB (Oak Hall Private School, Inc. Project)
           - Series 2007
           LOC SunTrust Bank                                                    07/01/31    3.49     1,145,000    VMIG-1
 5,000,000 Bell County, TX Health Facility Development Corporation
           (Scott and White Memorial Hospital and Scott, Sherwood and Brindley
           Foundation Project) - Series 2001-2
           Insured by MBIA Insurance Corporation                                08/15/31    3.75     5,000,000    VMIG-1     A-1+
 4,300,000 Branch Bank & Trust Municipal Trust Floater - Series 1002
           LOC Branch Banking & Trust Company                                   11/06/23    3.60     4,300,000    VMIG-1
 2,000,000 City of Lakeland, FL Educational Facilities RB
           (Florida Southern College Project) - Series 1999
           LOC SunTrust Bank                                                    09/01/29    3.44     2,000,000    VMIG-1


The accompanying notes are an integral part of these financial statements.

 ------------------------------------------------------------------------------



-------------------------------------------------------------------------------

                                                                                                                    Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)    Moody's  & Poor's
---------                                                                         ----    ----------  --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 Cohasset, MN RB
           (Minnesota Power & Light Company Project) - Series 1997A
           LOC LaSalle Bank, N.A.                                               06/01/20    3.53%  $ 3,000,000               A-1+
 3,000,000 Colorado Health Facilities Authority
           (Boulder Community Hospital Project) - Series 2000
           LOC Bank One                                                         10/01/30    3.40     3,000,000    VMIG-1     A-1+
 5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
           (Oasbo Expanded Asset Pooled Financing Program), Series 2006
           LOC U.S. Bank N.A.                                                   12/01/36    3.47     5,000,000    VMIG-1
 1,200,000 Connecticut State HEFA RB (Yale University)                          07/01/35    3.55     1,200,000    VMIG-1     A-1+
 1,000,000 Connecticut State HEFA RB (Yale University)                          07/01/29    3.47     1,000,000    VMIG-1     A-1+
 1,200,000 Connecticut State HEFA RB (Yale University) - Series X3              07/01/37    3.47     1,200,000    VMIG-1     A-1+
 4,785,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
           LOC Key Bank N.A.                                                    03/01/32    3.43     4,785,000    VMIG-1
 2,900,000 Delaware State EDA (Delaware Hospice Inc. Project) - Series 2007
           LOC Wilmington Trust                                                 02/01/32    3.50     2,900,000    VMIG-1
 1,000,000 Emmaus, PA General Authority Local Government
           (Westchester Area School District Project) - Series 1989 B-24
           LOC Depfa Bank PLC                                                   03/01/24    3.50     1,000,000               A-1+
 3,510,000 Florida HFC (Island Club Apartments) - Series 2001 J-A
           LOC Federal Home Loan Mortgage Corporation                           07/01/31    3.46     3,510,000               A-1+
 3,195,000 Florida HEFFA (Southeastern University Inc Project) - Series 2005
           LOC Regions Bank                                                     12/02/30    3.46     3,195,000    VMIG-1
 4,350,000 Florida State Board of Education Lottery RB ROCs RRII R-10123
           Insured by FGIC                                                      07/01/16    3.55     4,350,000               A-1+
 2,000,000 Halifax Hospital Medical Center, FL HRB ROCs IIR 584CE
           LOC Citibank, N. A.                                                  06/01/46    3.50     2,000,000    VMIG-1
 3,200,000 Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
           LOC Royal Bank of Canada                                             02/01/20    3.43     3,200,000               A-1+
 1,465,000 Houston County, GA Development Authority
           (Middle Georgia Community Action Agency) - Series 2001
           LOC Columbus Bank & Trust Company                                    01/01/31    3.57     1,465,000      P-1      A-1

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)    Moody's  & Poor's
---------                                                                         ----    ----------  --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000 Iowa Higher Education Loan Authority Private College Facility RB
           (University of Dubuque Project) - Series 2007
           LOC Northern Trust                                                   04/01/35    3.75%  $ 4,000,000               A-1+
 3,630,000 Jefferson County, AL Public Park & Recreation Board
           (YMCA Project) - Series 2005
           LOC Amsouth Bank                                                     09/01/25    3.46     3,630,000    VMIG-1
 1,900,000 Kansas City Municipal Assistance Corporation
           (H. Roe Bartle Convention Center Project) - Series 2005
           Insured by AMBAC Assurance Corporation                               04/15/25    3.46     1,900,000    VMIG-1     A-1
 5,000,000 Louisiana Housing Finance Agency
           (Canterbury House Apartments - Sherwood) - Series 2007
           LOC Charter One Bank, N.A.                                           09/15/40    3.55     5,000,000    VMIG-1
 6,000,000 Maryland HEFA
           (University of Maryland Medical System) - Series 2007A
           LOC Wachovia Bank                                                    07/01/34    3.42     6,000,000    VMIG-1     A-1+
 1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH
           Hospitsl Facilites RB - Series 2005
           (Commuinity Memorial Hospital of Hicksville)
           LOC Fifth Third Bank                                                 12/01/37    3.46     1,500,000      P-1      A-1+
 1,300,000 New Ulm, MN Hospital Facility RB
           (Health Central Systems Project) - Series 1985
           LOC Wells Fargo Bank, N.A.                                           08/01/14    3.20     1,300,000               A-1+
 2,200,000 New York State Energy Research and Development Authority
           (Orange and Rockland Utilities Inc. Project) - Series 1995 A
           LOC Wachovia Bank, N.A.                                              08/01/15    3.37     2,200,000    VMIG-1     A-1+
 1,800,000 Newport City,  KY League of Cities Funding Trust Lease Program RB,
           - Series 2002
           LOC US Bank, N. A.                                                   04/01/32    3.46     1,800,000    VMIG-1
    70,000 North Broward Hospital District, FL - Series 2005A
           Insured by MBIA Insurance Corporation                                01/15/27    3.47        70,000    VMIG-1     A-1+
 2,450,000 North Carolina Capital Facilities Finance Agency
           Capital Facilities RB (The Mental Health Association in
           North Carolina, Inc. Project) - Series 2007
           LOC Branch Bank & Trust Company                                      02/01/27    3.45     2,450,000      P-1       A-1+

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The accompanying notes are an integral part of these financial statements.

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===============================================================================


                                                                                                                   Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)    Moody's  & Poor's
---------                                                                         ----    ----------  --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,950,000 North Carolina, Educational Facilities Finance RB
            (Duke University Project) - Series 1987A                            12/01/17    3.40%  $ 2,950,000    VMIG-1     A-1+
  3,000,000 North Carolina, Educational Facilities Finance RB
            (Duke University Project) - Series 1991B                            12/01/21    3.40     3,000,000    VMIG-1     A-1+
  1,500,000 North Carolina Medical Care Commission Health System RB
            (Duke University Project) - Series 1993A                            06/01/23    3.42     1,500,000    VMIG-1     A-1+
  3,500,000 North Carolina Medical Care Commission Health System RB
            (Mission Health Combined Group) - Series 2007                       09/01/15    3.50     3,500,000               A-1+
  1,400,000 Piedmont, SC Municipal Power Agency Electric RB - Series 1997B
            Insured by MBIA Insurance Corporation                               01/01/19    3.55     1,400,000    VMIG-1     A-1+
    345,000 Reading, PA (York County General Authority) - Series 1996A
            Insured by AMBAC Assurance Corporation                              09/01/26    3.45       345,000               A-1+
  3,525,000 Richardson, TX Independent School District
            (Unlimited Tax School Building Bond) - Series 2000
            Guaranteed by Texas Permanent School Fund                           02/15/24    3.42     3,525,000    VMIG-1     A-1+
  1,800,000 The Special Care Facilities Financing Authority of the City
            of Birmingham - United Cerebral Palsy
            (United Cerebal Palsy of Greather Birmingham, Inc Project)
            - Series 2006
            LOC Amsouth Bank                                                    12/01/19    3.48     1,800,000    VMIG-1
  5,000,000 Timnath Development Authority (Town of Timnath, CO) - Series 2007
            LOC Compass Bank                                                    12/01/29    3.50     5,000,000               A-1
  2,355,000 University of Colarado Hospital Authority RB - Series 2004A
            Insured by FSA                                                      11/15/33    3.46     2,355,000    VMIG-1
    900,000 University of Kansas Hospital Authority RB
            (Ku Health System) - Series 2004
            LOC Harris Trust & Savings Bank                                     09/01/34    3.75       900,000               A-1+
-----------                                                                                       ------------
113,375,000 Total Variable Rate Demand Instruments                                                 113,375,000
-----------                                                                                       ------------
            Total Investments (95.97%) (Cost $144,600,690+)                                        144,600,690
            Cash and other assets, net of liabilities (4.03%)                                        6,077,276
                                                                                                  ------------
            Net Assets (100.00%)                                                                  $150,677,966
                                                                                                  ============
          +    Aggregate cost for federal income tax purposes is identical.

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The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) The interest rate shown reflects the securities current coupon, unless yield is available.

(c)  The maturity date indicated for the put bond is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   BAN      =   Bond Anticipation Note                          HRB      =   Hospital Revenue Bond
   EDA      =   Economic Development Authority                  IDC      =   Industrial Development Corporation
   FGIC     =   Financial Guaranty Insurance Company            IDRB     =   Industrial Development Revenue Bond
   FSA      =   Financial Security Assurance                    LOC      =   Letter of Credit
   GO       =   General Obligation                              RB       =   Revenue Bond
   HEFA     =   Health and Educational Facilities Authority     ROCs     =   Reset Option Certificates
   HEFFA    =   Higher Education Facility Financing Authority   TAN      =   Tax Anticipation Note
   HFC      =   Housing Finance Commission                      TRAN     =   Tax and Revenue Anticipation Note


 ------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statments.

TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================


------------------------- ----------------------------- -------------------------------
         States                      Value                      % of Portfolio
------------------------- ----------------------------- -------------------------------
Alabama                           $   5,430,000                       3.76%
Colorado                             15,367,844                      10.63%
Connecticut                           3,400,000                       2.35%
Delaware                              2,900,000                       2.01%
Florida                              16,270,000                      11.25%
Georgia                               1,465,000                       1.01%
Idaho                                 1,204,404                       0.83%
Illinois                              4,510,856                       3.12%
Iowa                                  4,000,000                       2.77%
Kansas                                  900,000                       0.62%
Kentucky                              1,800,000                       1.25%
Louisiana                             8,000,000                       5.53%
Maine                                 1,252,932                       0.87%
Maryland                              6,000,000                       4.15%
Michigan                              2,202,779                       1.52%
Minnesota                             4,300,000                       2.97%
Missouri                              1,900,000                       1.31%
New Mexico                            4,014,858                       2.78%
New York                              2,200,000                       1.52%
North Carolina                       13,400,000                       9.27%
Ohio                                 13,285,000                       9.19%
Pennsylvania                          1,345,000                       0.93%
South Carolina                        1,400,000                       0.97%
Texas                                19,740,097                      13.65%
Wisconsin                             4,011,920                       2.77%
Other Territories                     4,300,000                       2.97%
------------------------- ----------------------------- -------------------------------
Total                             $ 144,600,690                     100.00%
------------------------- ----------------------------- -------------------------------
------------------------- ----------------------------- -------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statments.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
(UNAUDITED)
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $    144,600,690
  Cash.......................................................................................             5,096,300
  Receivable for fund share sold.............................................................                   849
  Accrued interest receivable................................................................             1,038,446
                                                                                                   ----------------
       Total assets..........................................................................           150,736,285
                                                                                                   ----------------

LIABILITIES

  Payable to affiliates*.....................................................................                55,616
  Dividends payable..........................................................................                 2,578
  Other payables.............................................................................                   125
                                                                                                   ----------------
       Total liabilities.....................................................................                58,319
                                                                                                   ----------------
  Net assets.................................................................................      $    150,677,966
                                                                                                   ================

SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 3)....................................      $    150,672,846
  Accumulated net realized gain..............................................................                 5,120
                                                                                                   ----------------
  Net assets.................................................................................      $    150,677,966
                                                                                                   ================
  Net asset value, per share (applicable to 150,675,027 shares outstanding)..................      $           1.00
                                                                                                   ================

  *  Includes fees payable to Reich & Tang Asset Management, LLC.


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The accompanying notes are an integral part of these financial statments.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Interest income..............................................................................      $      2,844,266
Expenses (Note 2)............................................................................              (315,195)
                                                                                                   ----------------
Net investment income........................................................................             2,529,071

REALIZED GAIN ON INVESTMENTS

Net realized gain on investments.............................................................                 8,306
                                                                                                   ----------------
Net increase in net assets resulting from operations.........................................      $      2,537,377
                                                                                                   ================

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statments.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================


                                                                        Six Months Ended              Year
                                                                        December 31, 2007            Ended
                                                                           (Unaudited)            June 30, 2007
                                                                        ---------------         ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................   $     2,529,071         $     5,645,129
    Net realized gain on investments.................................             8,306                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets resulting from operations.............         2,537,377               5,645,129
Dividends to shareholders from net investment income.................        (2,529,071)             (5,645,129)
Capital share transactions (Note 3)..................................       (38,410,502)             33,822,474
                                                                        ---------------         ---------------
        Total increase (decrease)....................................       (38,402,196)             33,822,474
Net assets:
    Beginning of period..............................................       189,080,162             155,257,688
                                                                        ---------------         ---------------
    End of period....................................................   $   150,677,966         $   189,080,162
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============



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The accompanying notes are an integral part of these financial statments.

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TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

   b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

   c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

   d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

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
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TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

3. Capital Stock
At December 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $150,393,276. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                Six Months Ended                 Year
                                                December 31, 2007                Ended
                                                  (Unaudited)                 June 30, 2007
                                                  -------------              --------------
Sold......................................         423,706,549               1,024,046,205
Issued on reinvestment of dividends.......           2,120,173                   5,553,743
Redeemed..................................        (464,237,224)               (995,777,474)
                                                  -------------              --------------
Net increase (decrease)...................         (38,410,502)                 33,822,474
                                                  =============              ==============


4. Tax Information

Accumulated undistributed realized losses at December 31, 2007 amounted to $3,186. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008. The tax character of all distributions paid during the years ended June 30, 2007 and 2006 were tax-exempt. At December 31, 2007, the Fund had no distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

5. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.


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
*------------------------------------------------------------------------------



===============================================================================


6. Financial Highlights
                                              Six Months Ended                           Year Ended June 30,
                                              December 31, 2007
                                                 (Unaudited)          2007         2006         2005         2004          2003
                                                 -----------        --------     --------     --------     --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.            $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                 --------          --------     --------     --------     --------     ---------
Income from investment operations:
    Net investment income............               0.016             0.032        0.025        0.014        0.006         0.009
Less distributions from:
   Dividends from net investment income            (0.016)           (0.032)      (0.025)      (0.014)      (0.006)       (0.009)
                                                 --------          --------     --------     --------     --------     ---------
Net asset value, end of period.......            $  1.00           $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                 ========          ========     ========     ========     ========     =========
Total Return.........................               1.63%(a)          3.27%        2.57%        1.36%        0.60%         0.92%
Ratios/Supplemental Data
Net assets, end of period (000's)....            $ 150,678         $189,080     $ 155,258    $ 150,784    $ 170,362    $ 190,422
Ratios to average net assets:
  Expenses ..........................               0.40%(b)          0.40%        0.40%        0.40%        0.40%         0.40%
  Net investment income..............               3.21%(b)          3.23%        2.55%        1.34%        0.59%         0.92%

(a)      Not annualized
(b)      Annualized


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
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TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On September 20, 2007, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

   1)    The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the compensation of all officers, Directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board evaluated these factors based on its direct experience with the Manager and in consultation with Paul Hastings. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on its experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel;
(ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds.



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
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===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

   2)    The performance of the Corporation and the Manager.

   The Board reviewed the investment performance of the Corporation, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended June 30, 2007. The Performance Peer Groups were comprised of: (i) the Corporation and twelve other retail no-load tax-exempt money market funds, as classified by Lipper, (ii) the Corporation and one other tax-exempt money market fund advised by the Manager, and (iii) the Corporation and all other retail tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that it does not advise or subadvise other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Corporation's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. The Board noted that the performance of the Corporation was satisfactory.

     In connection with its assessment of the overall performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.

     In connection with the Board's consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against the advisory fees charged to funds in the Performance Peer Groups and the Corporation's management fee (which includes payment for administrative services as well as investment advisory services) against fees covering both advisory and administrative services charged by the funds in the Performance Peer Groups. The Board also considered comparative total fund expenses of the Corporation and the Performance Peer Groups. The Board used this fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although the Board acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Performance Peer Group fund agreements is often not apparent. The Board also viewed the Performance Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of the Corporation's management fee was reasonable when compared to the advisory fees and combined advisory and administrative fees of the Performance Peer Groups and noted that its gross expense ratio was the lowest among the twelve other retail no-load tax-exempt money market funds, as classified by Lipper. The Board further observed that the total expense ratio of the Corporation was satisfactory when compared to the expense ratio of the funds in the Performance Peer Groups. The Board also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation's. The Board concluded that the level of the management fee was reasonable in light of these factors.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund (continued).

     The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Board considered revenues received by the Manager with respect to the Corporation and also reviewed the revenues derived by the Manager and its affiliates from the fund complex as a whole. The Board concluded that the profitability of the Corporation to the Manager and its affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

     The Board reviewed the Performance Peer Group data to assess whether the Performance Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Corporation were to experience significant asset growth in the future; however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)    Other Factors.

     In addition to the above factors, the Board also observed that under the Investment Management Contract the Manager bears the cost of, or reimburses the Corporation for, all other expenses of the Corporation. The Board also discussed the unique services the Corporation offers its governmental shareholders and the operational aspects of these services, specifically created by the Manager for the unique needs of these types of shareholders.

     Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of the services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

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
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                                                             TAX EXEMPT
---------------------------------------------                PROCEEDS
This  report  is submitted for the general                   FUND, INC.
information  of  the  shareholders of the
Fund. It is not authorized for distribution
to prospective investors in the Fund unless
preceded  or  accompanied by  an  effective
prospectus,   which  includes  information
regarding the Fund's objectives and policies,
experience of its management, marketability
of shares, and other information.
---------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon Corporation
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217

Transfer Agent &
    Dividend Disbursing Agent                           Semi-Annual Report
     Reich & Tang Services, Inc.                        December 31, 2007
     600 Fifth Avenue                                      (Unaudited)
     New York, New York 10020

Distributor
     Reich & Tang Distributors, Inc.
     600 Fifth Avenue
     New York, New York 10020



TEP12/07S


-------------------------------------------------------------------------------

ITEM 2:  CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)   Certifications of Principal Executive Officer and Principal Financial
         Officer, under Rule 30a-2 of   the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*          /s/Christine Manna
                                    -------------------
                                    Christine Manna, Secretary
Date: March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Michael P. Lydon
                                    ------------------
                                    Michael P. Lydon, President

Date: March 6, 2008

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 6, 2008

* Print the name and title of each signing officer under his or her signature.